11. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
INTANGIBLE ASSETS
	Original values
Type of good	At the beginning	Increase for subsidiaries acquisition (1)	Reversal of impairment	Increase	Decrease	Reclassification to assets held for sale
							At the end

Concession agreements	951	-	96	-	-	-	1,047
Goodwill	999	-	-	-	-	(311)	688
Intangibles identified in acquisitions of companies	416	-	-	-	(54)	(206)	156
Others	14	-	-	-	-	(14)	-
Total at 12.31.2017	2,380	-	96	-	(54)	(531)	1,891
Total at 12.31.2016	965	1,297	-	118	-	-	2,380

(1)	Includes the increase of intangible assets related to the purchase of PPSL in the amount of $ 1,218 million.

	Amortization
Type of good	At the beginning	For the year (1)	Reversal of impairment	Decrease	Reclassification to assets held for sale	At the end

Concession agreements	(249)	(27)	(14)	-	-	(290)
Goodwill	-	-	-	-	-	-
Intangibles identified in acquisitions of companies	(28)	(44)	-	-	57	(15)
Others	-	(1)	-	-	1	-
Total at 12.31.2017	(277)	(72)	(14)	-	58	(305)
Total at 12.31.2016	(231)	(46)	-	-	-	(277)

(1)	Includes $ 39 million and $ 18 million corresponding to discontinued operations, for 2017 and 2016, respectively.

	Net book values
Type of good	At the end	At 12.31.2016

Concession agreements	757	702
Goodwill	688	999
Intangibles identified in acquisitions of companies	141	388
Others	-	14
Total at 12.31.2017	1,586
Total at 12.31.2016		2,103